DEFERRED REVENUES	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
DEFERRED REVENUES

NOTE 9:- DEFERRED REVENUES

Deferred revenues consisted of the following:

	December 31,
	2016	2015
Subscriptions	$401,764	$285,998
Software updates and maintenance	652,156	607,153
Other	11,664	12,632

	$1,065,584	$905,783

The majority of the deferred revenues are recognized within one year or less and presented as current deferred revenues in the balance sheet. The remaining deferred revenues which are recognized for a period above one year and up to five years are shown as long term deferred revenues.